Balance Sheet (USD $)	Dec. 31, 2011
ASSETS
Cash	$ 540
Prepaid expenses	3,770
Total current assets	4,310
Equipment, net	2,163
Total assets	6,473
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	621,083
Customer deposits	45,000
Loans payable - stockholders	45,538
Loans payable - other	214,290
Total current liabilities	925,911
Stockholders' Equity:
Common stock, $0.00001 par value; 20,000,000,000 shares authorized, 112,456,666 issued and outstanding	1,124
Additional paid in capital	101,480
Deficit accumulated during development stage	(1,022,042)
Stockholders' Deficit	(919,438)
Liabilities and Stockholders' Deficit	$ 6,473